Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 3,594,146	$ 3,341,530	$ 7,083,647	$ 7,473,169	$ 10,635,402	$ 11,008,532
Cost of goods sold	2,077,995	2,154,786	4,017,623	4,562,831	6,388,771	6,248,757
Gross profit (loss)	1,516,151	1,186,744	3,066,024	2,910,338	4,246,631	4,759,775
Operating expenses:
General and administrative expenses	362,562	348,288	708,796	1,057,544	2,033,234	2,677,054
Selling expenses	97,798	122,274	218,395	331,678	467,859	464,942
Total operating expenses	460,360	470,562	927,191	1,389,222	2,501,093	3,141,996
Income (Loss) from operations	1,055,791	716,182	2,138,833	1,521,116	1,745,538	1,617,779
Other income (expense):
Rental income, net						6,276
Interest income (expense)	13,419	(25,884)	(64,147)	(91,529)	(151,720)	(700,030)
Asset impairment loss	(241,730)		(241,730)
Other income (expense), net	6,771	43,773	8,313	103,513	352,340	(339,097)
Total other income (expense)	(221,540)	17,889	(297,564)	11,984	200,620	(1,032,851)
Income (Loss) before income taxes	834,251	734,071	1,841,269	1,533,100	1,946,158	584,928
Income taxes	441,266	7,469	447,672	7,469	214,981	(394,979)
Net income	392,985	726,602	1,393,597	1,525,631	1,731,177	979,907
Net income (loss) attributable to noncontrolling interest	4,636	4,351	4,524	1,900	11,072	4,403
Net income (loss) attributable to Muliang Viagoo Technology Inc. common stockholders	388,349	722,251	1,389,073	1,523,731	1,720,105	975,504
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment	(903,392)	(300,048)	(1,315,075)	(128,750)	375,277	896,587
Total Comprehensive income(loss)	(510,407)	426,554	78,522	1,396,881	2,106,454	1,876,494
Total comprehensive (income) loss attributable to noncontrolling interests	(2,167)	4,682	(783)	2,322	13,973	5,927
Total comprehensive (income) loss attributable to Muliang Viagoo Technology Inc. common stockholders	$ (508,240)	$ 421,872	$ 79,305	$ 1,394,559	$ 2,092,481	$ 1,870,567
Earnings per common share
Basic (in Dollars per share)	$ 0.01	$ 0.02	$ 0.04	$ 0.04	$ 0.04	$ 0.03
Weighted average common shares outstanding
Basic (in Shares)	38,502,954	38,502,954	38,502,954	38,502,954	38,502,954	37,908,242
Diluted (in Shares)	38,502,954	38,502,954	38,502,954	38,502,954	38,502,954	37,908,242